Taxation - (Loss) income before provision for income taxes is attributable to the geographic locations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation
Loss before income tax	¥ (232,101)	$ (33,651)	¥ (1,194,090)	¥ (206,710)
Cayman
Taxation
(Loss) income before tax, foreign	(156,373)		(1,403)	(11,322)
Hong Kong
Taxation
(Loss) income before tax, foreign	(4,539)		(4,692)	(2,804)
BVI
Taxation
(Loss) income before tax, foreign	(12)		(33)	(1)
PRC
Taxation
(Loss) income before tax, domestic	¥ (71,177)		¥ (1,187,962)	¥ (192,583)